December 22, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:     Vanguard Scottsdale Funds (the “Trust”)

            File No. 333-11763

Commissioners:

Enclosed is the 23rd Post-Effective Amendment to the Trust’s registration statement on Form N-1A.  The purpose of this amendment is to add a new series to the Trust.  The new series will be called Vanguard Explorer Value Fund.

Pursuant to the requirements of Rule 485(a)(2), it is hereby requested that this Amendment be declared effective on March 15, 2010.  Prior to March 15, 2010, Vanguard will submit a Rule 485(b) filing that responds to SEC comments.  Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on March 15, 2010.

Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Laura Merianos

Senior Counsel

Enclosures

cc:        Christian Sandoe, Esq.

            U.S. Securities and Exchange Commission